Loans by Risk Rating (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment
Loans outstanding	$ 235,043	$ 216,071
Pass
Financing Receivable, Recorded Investment
Loans outstanding	52,177	49,998
Special Mention
Financing Receivable, Recorded Investment
Loans outstanding	6,484	6,269
Substandard
Financing Receivable, Recorded Investment
Loans outstanding	2,495	3,302
Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	173,887	156,502
Commercial and Industrial
Financing Receivable, Recorded Investment
Loans outstanding	15,469	16,952
Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
Loans outstanding	13,048	13,344
Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
Loans outstanding	2,268	2,930
Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	153	678
Consumer
Financing Receivable, Recorded Investment
Loans outstanding	11,053	9,913
Consumer | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	11,053	9,913
Real Estate | Residential
Financing Receivable, Recorded Investment
Loans outstanding	118,316	99,692
Real Estate | Residential | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	572	1,349
Real Estate | Residential | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	117,744	98,343
Real Estate | Commercial
Financing Receivable, Recorded Investment
Loans outstanding	41,978	39,723
Real Estate | Commercial | Pass
Financing Receivable, Recorded Investment
Loans outstanding	36,748	35,746
Real Estate | Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans outstanding	3,778	3,339
Real Estate | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	1,452	638
Real Estate | Construction and land development
Financing Receivable, Recorded Investment
Loans outstanding	2,982	1,307
Real Estate | Construction and land development | Pass
Financing Receivable, Recorded Investment
Loans outstanding	2,381	908
Real Estate | Construction and land development | Special Mention
Financing Receivable, Recorded Investment
Loans outstanding	438
Real Estate | Construction and land development | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	163	399
Real Estate | Home Equity
Financing Receivable, Recorded Investment
Loans outstanding	45,245	48,484
Real Estate | Home Equity | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	155	238
Real Estate | Home Equity | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	$ 45,090	$ 48,246